Document and Entity Information	0 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Apr 30, 2013
Registrant Name	PowerShares Exchange-Traded Fund Trust II
Central Index Key	0001378872
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	Mar 1, 2013

PowerShares Preferred Portfolio
PowerShares Preferred Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 30, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2013 OF:

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Effective April 30, 2013, unlisted preferred securities no longer will qualify for inclusion in The BofA Merrill Lynch Core Plus Fixed Rate Preferred Securities Index, the underlying index for PowerShares Preferred Portfolio (the "Underlying Index"). Unlisted senior and subordinated debt securities that meet all other eligibility requirements will continue to be eligible for inclusion in the Underlying Index. The name of the Underlying Index and the manner by which it is calculated (except as noted above) will not change. Therefore, effective immediately, the Prospectus is changed as follows:

•  The third and fourth sentences of the first paragraph of the section titled "PowerShares Preferred Portfolio — Summary Information — Principal Investment Strategies" on page 68 are deleted and replaced with the following:

The Underlying Index includes both traditional and other preferred securities, including preferred securities issued by foreign companies in the form of American depositary receipts ("ADRs"), as well as senior and subordinated debt securities. Unlisted preferred securities are excluded from the Underlying Index, but unlisted senior or subordinated debt-like securities are eligible for inclusion.

Label	Element	Value
PowerShares Preferred Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001378872_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 30, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2013 OF:

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Effective April 30, 2013, unlisted preferred securities no longer will qualify for inclusion in The BofA Merrill Lynch Core Plus Fixed Rate Preferred Securities Index, the underlying index for PowerShares Preferred Portfolio (the "Underlying Index"). Unlisted senior and subordinated debt securities that meet all other eligibility requirements will continue to be eligible for inclusion in the Underlying Index. The name of the Underlying Index and the manner by which it is calculated (except as noted above) will not change. Therefore, effective immediately, the Prospectus is changed as follows:

•  The third and fourth sentences of the first paragraph of the section titled "PowerShares Preferred Portfolio — Summary Information — Principal Investment Strategies" on page 68 are deleted and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Preferred Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index includes both traditional and other preferred securities, including preferred securities issued by foreign companies in the form of American depositary receipts ("ADRs"), as well as senior and subordinated debt securities. Unlisted preferred securities are excluded from the Underlying Index, but unlisted senior or subordinated debt-like securities are eligible for inclusion.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2013